FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2002

               Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
--------------------------------
(Signature)

New York, New York
--------------------------------
(City, State)

February 12, 2003
--------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                             FORM 13F Summary Page

                                Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: $124,881 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None
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NON-CONFIDENTIAL                                             FORM 13F

                                                                                                                   (SEC USE ONLY)


QTR ENDED: 12/31/02          Name of Reporting Manager: Sandell Asset Management




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Item 1:           Item 2 :        Item 3:      Item 4:     Item 5:       Item 6:      Item 7:                Item 8:
Name of         Title of Class    CUSIP     Fair Market    Shares or    Investment    Managers        Voting Authority (Shares)
Issuer                            Number       Value       Principal    Discretion   See Instr. V   (a) Sole   (b) Shared (c) None
                                             (X$1000)      Amount
 BANK UNITED
  CORP.           LIT.RTS CONT.  065416-11-7        45      450,800 SH     SOLE                       450,800        --         --
 COMMONWEALTH
  BANCORP INC.        COM.       20268X-10-2     2,713       58,500 SH     SOLE                        58,500        --         --
 DIANON SYSTEMS
  INC.                COM.       252826-10-2     3,874       81,200 SH     SOLE                        81,200        --         --
 GENESIS HEALTH
  VENTURES            COM.       37183F-10-7     5,142      332,800 SH     SOLE                       332,800        --         --
 MERIDIAN MEDICAL
  TECH                COM.       589658-10-3       777       17,500 SH     SOLE                        17,500        --         --
 NEWS CORP LTD-
  SPONS ADR PRF    ADR PREF      652487-80-2    33,468    1,477,600 SH     SOLE                     1,477,600        --         --
 NORTHRUP GRUMMAN     COM.       666807-10-2    35,583      366,830 SH     SOLE                       366,830        --         --
*PHILIP MORRIS
  COMPANY             COM.       718154-10-7       126        3,100 SH     SOLE                         3,100        --         --
 RIBAPHARM INC.       COM.       762537-10-8     7,318    1,117,300 SH     SOLE                     1,117,300        --         --
 SYNCOR INTERNATIONAL
  CORP - DEL          COM.       87157J-10-6    21,995      793,200 SH     SOLE                       793,200        --         --
 TICKETMASTER
  INC CL B        COM. CL B      88633P-20-3    13,840      652,200 SH     SOLE                       652,200        --         --



                             Value Total:     $ 124,881

                             Entry Total:            11

* NOTE: Previously requested confidential treatment through 2ND Qtr of 2003 on 11/13/02 Filing
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